Stockholders' equity - General and dividends (Details) $ in Millions	1 Months Ended							12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 SFr / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 SFr / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 SFr / shares	Jul. 31, 2020 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Equity
Company's authorized shares	200,000,000	200,000,000						2,383,000,000	2,469,000,000
Company's registered and issued shares								1,882,000,000	1,965,000,000
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | SFr / shares		SFr 0.84		SFr 0.82		SFr 0.80
Distribution to ABB Ltd's shareholders | $	$ 1,706		$ 1,700		$ 1,730			$ 1,706	$ 1,700	$ 1,730
Percent of share capital intended to purchase							10.00%
Additional Maximum Share Intended On Purchasing							180,000,000
Minimum
Equity
Capital band percent range	90.00%
Maximum
Equity
Capital band percent range	110.00%
Retained earnings
Equity
Distribution to ABB Ltd's shareholders | $								$ 1,706	$ 1,700	$ 1,730